iShares(R)
iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by one of two "Index Providers":
Goldman, Sachs & Co. and Morgan Stanley Capital International Inc. ("MSCI"). Barclays Global Fund Advisors is the advisor to each Fund.

The shares of iShares Trust Funds, called "iShares(R)," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2001
                          (as revised August 1, 2002)

   Table of Contents

 Details on          Overview............................................     1
  Investing
  in iShares
                     Introduction........................................     1
                     Investment Objective................................     1
                     Principal Investment Strategies.....................     1
                     Replication.........................................     2
                     Representative Sampling.............................     2
                     Correlation.........................................     2
                     Industry Concentration Policy.......................     2

 Details on the      Principal Risk Factors Common to
  Risks of Investing
  in iShares
                      All Funds..........................................     3
                     Market Risk.........................................     3
                     Trading Risk........................................     3
                     Asset Class Risk....................................     3
                     Tracking Error Risk.................................     3
                     Market Trading Risks................................     3
                     Passive Investments.................................     4
                     Lack of Governmental Insurance or Guarantee.........     4
                     Concentration.......................................     4
                     Derivatives.........................................     4

 Details on Each     Description of iShares Goldman Sachs
  iShares Fund
                      Index Funds........................................     5
                     iShares Goldman Sachs Technology Index Fund.........     6
                     iShares Goldman Sachs Networking Index Fund.........     8
                     iShares Goldman Sachs Semiconductor Index Fund......    10
                     iShares Goldman Sachs Software Index Fund...........    12
                     iShares Goldman Sachs Natural Resources Index Fund..    14

                     Description of iShares MSCI Index Fund..............    17
                     iShares MSCI EAFE Index Fund........................    18

                     Management..........................................    21
 Details on          Investment Advisor..................................    21
  Management and
  Operations
                     Administrator, Custodian, Transfer Agent and
                      Securities
                      Lending Agent......................................    21

                     Shareholder Information.............................    21
 Details on Buying   Buying and Selling iShares..........................    21
  and Selling
  iShares
                     Book Entry..........................................    22
                     iShare Prices.......................................    22
                     Determining NAV.....................................    22
                     Dividends and Distributions.........................    23
                     Taxes...............................................    23
                     Taxes on Distributions..............................    23
                     Taxes when iShares are Sold.........................    23
                     Creations and Redemptions...........................    24
                     iShares Transaction Fees............................    24
                     Possible Claim......................................    25



--------------------------------------------------------------------------------

                                                                          page i

                     Distribution..........................................   25

                     Financial Highlights..................................   25

                     Index Providers.......................................   25

                     Disclaimers...........................................   27

                     Supplemental Information..............................   29
                     Premium/Discount Information (Unaudited)..............   29
                     Total Return Information..............................   30

--------------------------------------------------------------------------------
                                                                         iShares


page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following Index Providers:

    Goldman, Sachs & Co. is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

    MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with any of the Index Providers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") based on securities in the Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

--------------------------------------------------------------------------------

iShares Overview

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e. hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

--------------------------------------------------------------------------------
                                                                         iShares

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

    Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

    Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

    iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares

--------------------------------------------------------------------------------

iShares Principal Risk Factors Common to All Funds of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

    Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Goldman Sachs Index Funds

  .iShares Goldman Sachs Technology Index Fund

  .iShares Goldman Sachs Networking Index Fund

  .iShares Goldman Sachs Semiconductor Index Fund

  .iShares Goldman Sachs Software Index Fund

  .iShares Goldman Sachs Natural Resources Index Fund



Goldman Sachs, Goldman Sachs Technology Index, Goldman Sachs Technology Industry Multimedia Networking Index, Goldman Sachs Technology Industry Semiconductor Index, Goldman Sachs Natural Resources Index and Goldman Sachs Technology Industry Software Index are servicemarks of Goldman, Sachs & Co. ("Goldman Sachs") and have been licensed for use for certain purposes by BGI. The Funds that are based on Goldman Sachs indices are not sponsored, endorsed, sold or promoted by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------

iShares Goldman Sachs Index Funds
iShares Goldman Sachs Technology Index Fund

Cusip: 464287549
AMEX Trading Symbol: IGM
Underlying Index: Goldman Sachs Technology Sector Index
-------------------------------------------------------

Investment Objective

The Goldman Sachs Technology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.- traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devises; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the technology industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in technology.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Technology companies face intense competition, both domestically and internationally.

.. Technology companies may have limited product lines, markets, financial resources or personnel.

.. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

.. Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,935,525. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,935,525 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,008 if the Creation Unit is redeemed after one year, $47,080 if the Creation Unit is redeemed after three years, $82,104 if the Creation Unit is redeemed after five years, and $184,420 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Technology Index Fund iShares Goldman Sachs Networking Index Fund

Cusip: 464287531
AMEX Trading Symbol: IGN
Underlying Index: Goldman Sachs Technology Industry Multimedia Networking Index

Investment Objective

The Goldman Sachs Networking Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the "Index").

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the multimedia networking industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the multimedia networking industry.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Technology companies face intense competition, both domestically and internationally.

.. Technology companies may have limited product lines, markets, financial resources or personnel.

.. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

.. Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,373,700. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,373,700 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,136 if the Creation Unit is redeemed after one year, $38,069 if the Creation Unit is redeemed after three years, $66,390 if the Creation Unit is redeemed after five years, and $149,124 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs
Semiconductor Index Fund

Cusip: 464287523
AMEX Trading Symbol: IGW
Underlying Index: Goldman Sachs Technology Industry Semiconductor Index

Investment Objective

The Goldman Sachs Semiconductor Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the "Index").

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the semiconductor industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the semiconductor industry.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Technology companies face intense competition, both domestically and internationally.

.. Technology companies may have limited product lines, markets, financial resources or personnel.

.. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

.. Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,600,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,600,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,409 if the Creation Unit is redeemed after one year, $57,749 if the Creation Unit is redeemed after three years, $100,709 if the Creation Unit is redeemed after five years, and $226,212 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs
Software Index Fund

CUSIP: 464287515
AMEX Trading Symbol: IGV
Underlying Index: Goldman Sachs Technology Industry Software Index

Investment Objective

The Goldman Sachs Software Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the "Index").

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.- traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, Internet software, PC and entertainment software. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the software industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the software industry.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Technology companies face intense competition, both domestically and internationally.

.. Technology companies may have limited product lines, markets, financial resources or personnel.

.. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

.. Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                  0.5%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31 was $2,731,875. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,731,875 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,967 if the Creation Unit is redeemed after one year, $43,814 if the Creation Unit is redeemed after three years, $76,408 if the Creation Unit is redeemed after five years, and $171,626 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Software Index Fund iShares Goldman Sachs
Natural Resources Index Fund

Cusip: 464287374
AMEX Trading Symbol: IGE
Underlying Index: Goldman Sachs Natural Resources Sector Index

Investment Objective

The iShares Goldman Sachs Natural Resources Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the "Index").

Principal Investment Strategy

The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the natural resources industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in natural resources.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

.. Companies in this sector could be adversely affected by changes in exchange rates.

.. Companies in this sector are affected by government regulation, world events and economic conditions.

.. Companies in this sector are at risk for environmental damage claims.

.. Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

.. Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2001 was $4,500,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,500,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,009 if the Creation Unit is redeemed after one year, $72,179 if the Creation Unit is redeemed after three years, $125,875 if the Creation Unit is redeemed after five years and $282,737 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Natural Resources Index Fund

                      (THIS PAGE INTENTIONALLY LEFT BLANK)





--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Fund

iShares MSCI Index Fund

  .iShares MSCI EAFE Index Fund




MSCI EAFE is a registered trade mark of Morgan Stanley Capital International Inc. ("MSCI") and its affiliates and has been licensed for use for certain purposes by Barclays Global Investors N.A. The Fund, based on the MSCI EAFE Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Prospectus contains a more detailed description of the limited relationship MSCI has with Barclays Global Investors N.A. and the Fund. No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

--------------------------------------------------------------------------------

iShares MSCI Index Fund
iShares MSCI EAFE Index Fund

Cusip: 464287465
AMEX Trading Symbol: EFA
Underlying Index: MSCI EAFE IndexSM
-----------------------------

Investment Objective

The MSCI EAFE Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the "Index").

Principal Investment Strategy

The MSCI EAFE Index has been developed by Morgan Stanley Capital International Inc. ("MSCI") as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent the Index is so concentrated.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

--------------------------------------------------------------------------------
                                                                         iShares

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------

iShares MSCI EAFE Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.35%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.35%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $36                $113                        $197                         $443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $22,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $25,022,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $22,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $25,022,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $89,613 if the Creation Unit is redeemed after one year, $281,534 if the Creation Unit is redeemed after three years, $491,719 if the Creation Unit is redeemed after five years and $721,906 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

**  To be determined.

--------------------------------------------------------------------------------
                                                                         iShares

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                  Management Fee
------------------                                  --------------
iShares Goldman Sachs Technology Index Fund              0.50%
iShares Goldman Sachs Networking Index Fund              0.50%
iShares Goldman Sachs Semiconductor Index Fund           0.50%
iShares Goldman Sachs Software Index Fund                0.50%
iShares Goldman Sachs Natural Resources Index Fund       0.50%
iShares MSCI EAFE Index Fund                             0.35%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2001, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

--------------------------------------------------------------------------------

iShares Management/Shareholder Information iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange (except the iShares MSCI EAFE Index Fund) every fifteen seconds. The approximate values of iShares of the iShares MSCI EAFE Index Fund will be provided by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 pm Eastern time) every day the American Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
                                                                         iShares

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

.. Each Fund makes distributions, and
.. You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares MSCI EAFE Index Fund will almost certainly consist of foreign stocks or securities, the Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

--------------------------------------------------------------------------------

iShares Shareholder Information

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee". In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services.

--------------------------------------------------------------------------------
                                                                         iShares

The following table also shows, as of May 31, 2001, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.

                                           Approximate
                                           Value of a    Standard     Maximum
                                            Creation     Creation/   Creation/
                                           Unit as of   Redemption  Redemption
                                             May 31,    Transaction Transaction
Name of Fund                                  2001          Fee         Fee
------------                               -----------  ----------- -----------
iShares Goldman Sachs Technology Index
 Fund                                      $ 2,935,525    $   900     $ 3,600
iShares Goldman Sachs Networking Index
 Fund                                      $ 2,373,700    $   200     $   800
iShares Goldman Sachs Semiconductor Index
 Fund                                      $ 3,600,750    $   250     $ 1,000
iShares Goldman Sachs Software Index Fund  $ 2,731,875    $   250     $ 1,000
iShares Goldman Sachs Natural Resources
 Index Fund                                $ 4,500,500*   $   500     $ 2,000
iShares MSCI EAFE Index Fund               $25,022,000    $22,000     $88,000

--------
*  Approximate value of a Creation Unit as of September 30, 2001

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named Mopex, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed the patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named a party, this action is one of three involving related issues. The Trust believes it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

Financial highlights for the Funds are not presented as the Funds had not been in existence for a suitable reporting period as of the date of this Prospectus. A prospectus containing financial highlights for the Funds will be available on or about December 1, 2002.

Index Providers

Goldman Sachs is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains offices in London, Frankfurt, Tokyo, Hong Kong and other major financial centers around the world.

--------------------------------------------------------------------------------

iShares Distribution/Financial Highlights/Index Providers

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Singapore, Sydney, Frankfurt, Milan, Paris, Princeton and San Francisco. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

--------------------------------------------------------------------------------
                                                                         iShares

Disclaimers

The iShares Trust is not sponsored or endorsed by Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly, or the ability of the Goldman Sachs Indices to track general stock market performance. Goldman, Sachs & Co. is the licensor of certain trademarks, service marks and trade names. The Goldman Sachs Indices on which the Funds are based are determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the Funds. Goldman Sachs has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Goldman Sachs Indices. Goldman Sachs is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although Goldman Sachs obtains information for inclusion or use in the calculation of the Goldman Sachs Indices from sources that Goldman Sachs considers reliable, Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indices or any data included therein. Goldman Sachs shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Goldman Sachs Indices or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indices or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Goldman Sachs Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in these Funds particularly or the ability of the MSCI EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE index which is determined, composed and calculated by MSCI without regard to these Funds or the issuer of these Funds. MSCI has no obligation to take the needs of the issuer of these Funds or the owners of these Funds into consideration in determining, composing or calculating the MSCI EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by which these Funds is redeemable for cash. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index has any obligation or liability to owners of these Funds in connection with the administration, marketing or trading of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index guarantees the accuracy and or the completeness of the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index shall have any liability for any errors, omissions or interruptions of or in

--------------------------------------------------------------------------------

iShares Disclaimers
connection with the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI EAFE index have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor's, Dow Jones & Company and the Frank Russell Company without regard to the iShares of any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Supplemental Information

I. Premium/Discount Information (Unaudited)

The chart below presents information about the differences between the daily closing price on secondary markets for shares of the iShares Goldman Sachs Technology Index Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 pm Eastern time) every day the American Stock Exchange is open. The "Closing Price" of a Fund is the price of the last reported trade for shares of such Fund on any major market. A Fund's Closing Price may be below, at, or above its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences between NAV and Closing Price is that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 pm Eastern time when the Funds normally calculate NAV. The date/time of the last trade may occur before 4:00 pm Eastern time or, for most Funds, up until 4:15 Eastern time. Thus, ongoing price discovery may contribute to any deviation between the NAV of a Fund as calculated at 4:00 pm Eastern time and the Closing Price of that Fund.

The following information shows the frequency distributions of premiums and discounts for the iShares Goldman Sachs Technology Index Fund. The information shown is for the period from the Fund's inception date to June 30, 2001, as specified in the heading above the Fund's chart. Charts for the iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Natural Resources Index Fund and iShares MSCI EAFE Index Fund are not presented as these Funds either had not commenced operations or did not have a full quarter of performance as of June 30, 2001.

--------------------------------------------------------------------------------

iShares Supplemental Information

The vertical column of the chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.




PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                 0
GT 5.50% - LT 6.00%                      0
GT 5.00% - LT 5.50%                      0
GT 4.50% - LT 5.00%                      1
GT 4.00% - LT 4.50%                      0
GT 3.50% - LT 4.00%                      0
GT 3.00% - LT 3.50%                      1
GT 2.50% - LT 3.00%                      1
GT 2.00% - LT 2.50%                      1
GT 1.50% - LT 2.00%                      3
GT 1.00% - LT 1.50%                      2
GT 0.50% - LT 1.00%                      4
LT 0.50% - GT (0.50%)                   39
LT (0.50%) - GT (1.00%)                  7
LT (1.00%) - GT (1.50%)                  1
LT (1.50%) - GT (2.00%)                  3
LT (2.00%) - GT (2.50%)                  0
LT (2.50%) - GT (3.00%)                  0
LT (3.00%) - GT (3.50%)                  0
LT (3.50%) - GT (4.00%)                  0
LT (4.00%) - GT (4.50%)                  1
LT (4.50%) - GT (5.00%)                  0
LT (5.00%) - GT (5.50%)                  0
LT (5.50%) - GT (6.00%)                  0
LT (6.00%)                               0

--------------------------------------------------------------------------------
                                                                         iShares

II. Total Return Information (Unaudited)

The table below presents information about the total return of the iShares Goldman Sachs Technology Index Fund's Underlying Index and the total return of the Fund. The information presented for the Fund is from its inception through June 29, 2001. Total return information for the iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Natural Resources Index Fund and iShares MSCI EAFE Index Fund is not presented as these Funds had less than a full month of performance as of the date of this Prospectus.

Total returns represent the change in value of the Fund during the period noted in the table. Market return is based on the market price per share of a Fund, and NAV return is based on the NAV per share of a Fund. For a discussion of some of the reasons why NAV per share and market price per share may differ, see "Premium/Discount Information" on page 29. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Index is a statistical composites that tracks specified financial markets or sectors. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the management fees or other expenses incurred by the Fund. These fees and expenses negatively impact the performance of the Fund.

                  iShares Goldman Sachs Technology Index Fund
                           Performance as of 7/31/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                        Inception to July
                                                            30, 2001
                                                       ---------------------
Fund                                    Inception Date Index   Market* NAV**
----                                    -------------- -----   ------- -----
iShares Goldman Sachs Technology Index
 Fund                                      03/13/01    (3.59)%  3.50%  (3.76)%
------------------------------------------------------------------------------

 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (03/19/01)

** Calculated based on the Fund's Net Asset Value (NAV)

--------------------------------------------------------------------------------

iShares Supplemental Information

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

  Call:1-800-iShares
       Monday through Friday
       8:00 am to 8:00 pm (Eastern time)

  Write:iShares Trust
       c/o SEI Investments Distribution Co.
       1 Freedom Valley Drive
       Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729

--------------------------------------------------------------------------------
                                                                         iShares